DEBT - Disclosure of detailed information about debt (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Borrowings [abstract]
Balance, beginning of year	$ 0
Drawdown	30,000
Transaction costs	(1,033)
Balance, end of year	$ 28,967